Guarantees, Commitments and Pledged Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Various Guarantees and Indemnifications

The various guarantees and indemnifications that the Bank provides with respect to its customers and other third parties are presented below:

	2018	2017
As at October 31 ($ millions)	Maximum potential amount of future payments(1)	Maximum potential amount of future payments(1)
Standby letters of credit and letters of guarantee	$35,376	$35,523
Liquidity facilities	4,043	4,996
Derivative instruments	6,969	5,398
Indemnifications	571	587

(1)

The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.

Summary of Other Indirect Commitments

The table below provides a detailed breakdown of the Bank’s other indirect commitments expressed in terms of the contractual amounts of the related commitment or contract which are not reflected on the Consolidated Statement of Financial Position.

As at October 31 ($ millions)	2018	2017
Commercial letters of credit	$1,046	$821
Commitments to extend credit(1)
Original term to maturity of one year or less	75,033	57,321
Original term to maturity of more than one year	122,407	128,345
Securities lending	51,723	40,535
Securities purchase and other commitments	888	614
Total	$251,097	$227,636

Summary of Future Minimum Lease Payment Under Non-Cancellable Operating Leases

also leases equipment under non-cancellable lease arrangements. Where the Bank is the lessee, the future minimum lease payment under non-cancellable operating leases are as follows:

As at October 31 ($ millions)	2018	2017
Within one year	$420	$349
After one year but not more than five years	1,196	967
More than five years	880	593
Total	$2,496	$1,909

Summary of Carrying Value Of Pledged Assets and Details of Related Activities

The carrying value of pledged assets and details of related activities are shown below.

As at October 31 ($ millions)	2018	2017
Assets pledged to:
Bank of Canada(1)	$118	$25
Foreign governments and central banks(1)	3,147	2,653
Clearing systems, payment systems and depositories(1)	1,629	1,195
Assets pledged in relation to exchange-traded derivative transactions	3,127	2,181
Assets pledged in relation to over-the-counter derivative transactions	7,246	8,126
Assets pledged as collateral related to securities borrowing and lending	128,383	115,987
Assets pledged in relation to covered bond program (Note 15)	30,725	27,806
Assets pledged in relation to other securitization programs (Note 15)	6,085	4,801
Assets pledged under CMHC programs (Note 14)	23,178	20,471
Other	963	643
Total assets pledged	$204,601	$183,888
Obligations related to securities sold under repurchase agreements	82,816	86,789
Total(2)	$287,417	$270,677

(1)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
(2)	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.